Fidelity (logo) InvestmentsR|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	245 Summer Street Boston MA 02210 617 563 7000

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	December 31, 2015

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:  File Room

Re:	Fidelity Salem Street Trust (the trust):

Fidelity SAI International Minimum Volatility Index Fund

Fidelity SAI U.S. Minimum Volatility Index Fund

Fidelity Series Global ex U.S. Index Fund
Spartan Emerging Markets Index Fund
Spartan Global ex U.S. Index Fund (the funds)

File Nos. 002-41839 and 811-02105

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/ Marc Bryant
Marc Bryant
Secretary of the Trust